SUBSEQUENT EVENTS (Details Textuals) (USD $)	Jul. 01, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events
Number of options issued	60,000	2,515,678	2,876,714
Exercise price of options	$ 0.83	$ 0.63	$ 0.62	$ 0.47